Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant stock options or similar equity awards in anticipation of the release of material nonpublic information, such as a significant positive or negative earnings announcement, and do not time the public release of such information based on grant dates. Additionally, we do not grant stock options or similar equity awards during periods in which there is material nonpublic information about the Company or Bank, including (i) during our “blackout” periods or outside “trading windows” established under our Insider Trading Policy or (ii) at any time between four business days prior to or one business day following the filing of our periodic reports or a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock.
Our executive officers are not permitted to choose the grant date for their grants. The Company’s practice is to approve annual equity awards to eligible recipients, including our NEOs, on a pre-determined date in March of each year, with the exception of grants related to new hires or other off-cycle awards. The grants are effective on the date on which they are approved (or on the next trading day following such date if it is not a trading day).
In accordance with our policy, during the 2024 fiscal year, none of our NEOs were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information (other than a Form 8-K that disclosed a material new option award grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such reports.

Award Timing Method
We do not grant stock options or similar equity awards in anticipation of the release of material nonpublic information, such as a significant positive or negative earnings announcement, and do not time the public release of such information based on grant dates. Additionally, we do not grant stock options or similar equity awards during periods in which there is material nonpublic information about the Company or Bank, including (i) during our “blackout” periods or outside “trading windows” established under our Insider Trading Policy or (ii) at any time between four business days prior to or one business day following the filing of our periodic reports or a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock.
Our executive officers are not permitted to choose the grant date for their grants. The Company’s practice is to approve annual equity awards to eligible recipients, including our NEOs, on a pre-determined date in March of each year, with the exception of grants related to new hires or other off-cycle awards. The grants are effective on the date on which they are approved (or on the next trading day following such date if it is not a trading day).

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	such information based on grant dates. Additionally, we do not grant stock options or similar equity awards during periods in which there is material nonpublic information about the Company or Bank, including (i) during our “blackout” periods or outside “trading windows” established under our Insider Trading Policy or (ii) at any time between four business days prior to or one business day following the filing of our periodic reports or a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false